P R O V I D E N T   I N V E S T M E N T   C O U N S E L
                                     -------------------------
                                        S M A L L    C A P
                                       G R O W T H   F U N D
                                     -------------------------





Semi-Annual Report
April 30, 1998

----------------------------
Provident Investment Counsel
    Small Cap Growth Fund                    Message to Shareholders
----------------------------

================================================================================
Dear Shareholder,

The following are interviews with the members of the investment team at Provident Investment Counsel. We hope this will provide you additional information and insight to the investment management process and performance of the Provident Investment Counsel Small Cap Growth Fund. In addition to the information in this Semi-Annual Report, we will be sending the regular quarterly update along with your statement.

Thank you for your continued confidence in Provident Investment Counsel.

Provident Investment Counsel Small Cap Growth Fund

Question: How did the Provident Investment Counsel Small Growth Fund perform relative to the overall market during the six months ended April 30, 1998?

Answer: The Lipper Small Company Fund Index rose 10.21% for the six months ended April 30, 1998 and 11.17% from January 1, 1998 through April 30, while the Fund's total returns were 10.28% and 16.18% in the same periods.

Question: What sectors of the market are driving the Fund's positive performance year-to-date?

Answer: The sectors with the most positive performance in the latest period include electronic technology, commercial services and health services. The Fund's holdings in electronic technology have made the largest impact. We have also focused our holdings in technology on those companies with the smallest amount of exposure, if any, to the Asian economies. Our total technology exposure, which includes electronic technology and technology services, relative to the broad market remains at a moderate level of roughly 30% of the Fund's assets.

Question: Why have shares of larger companies posted returns superior to those of smaller companies in general over the last couple of years? Will this continue to be the case?

Answer: At the beginning of 1998 we felt that the valuations of smaller companies, especially growth-oriented small companies, were significantly more attractive than their larger counterparts. That is based on their expected earnings and revenue growth over the next year relative to their current stock price. After the first four months of 1998, we have yet to see a performance differential materialize. In general we believe those companies, large or small, with the greatest visibility of both sales and earnings will be rewarded going forward.

----------------------------
Provident Investment Counsel           Statement of Assets and Liabilities
    Small Cap Growth Fund              as of April 30, 1998
----------------------------

================================================================================
ASSETS
--------------------------------------------------------------------------------

Investment in PIC
  Small Cap Portfolio, at value                                    $158,712,358
Receivable from Provident Investment
  Counsel, Inc. (Note 3)                                                  4,573
--------------------------------------------------------------------------------
Total assets                                                        158,716,931

================================================================================
LIABILITIES
--------------------------------------------------------------------------------

Deferred Trustees' compensation (Note 3)                                 13,321
Accrued expenses                                                          2,451
--------------------------------------------------------------------------------
Total liabilities                                                        15,772


================================================================================
NET ASSETS
--------------------------------------------------------------------------------

Applicable to 6,520,933 shares of beneficial
      interest outstanding (unlimited number of
      shares authorized, $0.01 par value)                          $158,701,159


================================================================================
NET ASSET VALUE PER SHARE                                          $      24.34
--------------------------------------------------------------------------------


================================================================================
SOURCE OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                    $140,334,369
Accumulated net investment loss                                      (1,309,424)
Accumulated net realized loss on investments                         (3,703,424)
Net unrealized appreciation on investments                           23,379,638
--------------------------------------------------------------------------------
Net Assets                                                         $158,701,159
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.
2

----------------------------
Provident Investment Counsel           Statement of Operations
    Small Cap Growth Fund              Six Months ended April 30, 1998
----------------------------

================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Net investment loss from Portfolio                                  $  (488,283)

================================================================================
Expenses
--------------------------------------------------------------------------------
      Administration fees (Note 3)                                      143,403
      Transfer agent's fee                                                5,207
      Audit fee                                                           5,108
      Reports to shareholders                                             4,959
      Trustees' fees                                                      3,968
      Miscellaneous                                                       3,928
      Custody and accounting services fee                                 2,976
      Legal fee                                                             992
      Registration fee                                                      496
--------------------------------------------------------------------------------
      Total expenses                                                    171,037
      Less, reimbursement/waiver by Provident
            Investment Counsel, Inc. (Note 3)                          (171,037)
--------------------------------------------------------------------------------
         Net expenses                                                         0
================================================================================
Net investment loss                                                    (488,283)

================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
--------------------------------------------------------------------------------

      Net realized loss on investments                               (3,643,428)
      Change in net unrealized appreciation
            on investments                                           19,332,236
--------------------------------------------------------------------------------
Net gain on investments                                              15,688,808

================================================================================
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $15,200,525
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

----------------------------
Provident Investment Counsel           Statement of Changes in Net Assets
    Small Cap Growth Fund
----------------------------

================================================================================
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
                                                   Six Months         Year
                                                      ended           ended
From operations:                                 April 30, 1998   Oct. 31, 1997
--------------------------------------------------------------------------------

Net investment loss                                 $ (488,283)      $ (808,092)
Net realized (loss) gain on investments             (3,643,428)      74,102,539
Change in net unrealized appreciation
      on investments                                19,332,236      (68,286,326)
--------------------------------------------------------------------------------
Net increase in net assets resulting
      from operations                               15,200,525        5,008,121

================================================================================
Distributions to shareholders:
From net realized capital gains                    (11,840,606)      (2,548,960)
================================================================================
Transactions in shares of beneficial interest:
      Purchases of 2,392,596 and 5,598,735
            shares, respectively                    55,644,831      131,997,374
      Value of 560,104 and 110,728 shares
            issued in payment of
            dividends, respectively                 11,840,606        2,548,960
      Redemptions of 814,328 and 9,783,763
            shares, respectively                   (17,663,396)    (227,575,148)
--------------------------------------------------------------------------------
      Net increase (decrease) in net assets
            resulting from share transactions       49,822,041      (93,028,814)

================================================================================
Total increase (decrease) in net assets             53,181,960      (90,569,653)

================================================================================
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                105,519,199      196,088,852
--------------------------------------------------------------------------------
End of period (including accumulated net
      investment loss of $1,309,424 and
      $821,141, respectively)                     $158,701,159     $105,519,199
--------------------------------------------------------------------------------


Unaudited. See Notes to Financial Statements.
4

----------------------------
Provident Investment Counsel           Financial Highlights
    Small Cap Growth Fund
----------------------------

==================================================================================================================================
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                    Six Months          Year            Year            Year            Year       Sept. 30, 1993*
                                      ended            ended           ended           ended           ended           through
                                 April 30, 1998    Oct. 31, 1997   Oct. 31, 1996   Oct. 31, 1995   Oct. 31, 1994    Oct. 31, 1993
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period             $    24.08        $    23.19      $    18.69      $    12.90      $   13.05        $   12.83
----------------------------------------------------------------------------------------------------------------------------------
Income from investment
   operations:
     Net investment loss                 (.01)             (.40)           (.10)           (.07)          (.06)            (.01)
     Net realized and
       unrealized gain
       (loss) on
        investments                      2.20              1.58            4.60            5.86           (.09)             .23
----------------------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                            2.19              1.18            4.50            5.79           (.15)             .22
---------------------------------------------------------------------------------------------------------------------------------
Less distributions
  to shareholders:
   From net realized gains              (1.93)            (.29)            -0-             -0-             -0-              -0-
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
   end of period                   $    24.34        $    24.08      $    23.19      $    18.69      $   12.90        $   13.05
==================================================================================================================================
Total return                            10.28%             5.15%          24.08%          44.88%         (1.15%)          19.50%++
==================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
   (millions)                      $   158.7         $   105.5       $   196.1       $   130.3       $   84.3         $   82.6
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: +**
     Expenses                            1.00%++           1.00%           1.00%           1.00%          1.00%            1.00%++
     Net investment loss                (0.63%)++         (0.48%)          (.60%)          (.51%)         (.49%)           (.79%)++

*Commencement of operations.

+Net of expense reimbursements.

**Includes the Fund's shares of expenses, net of expense reimbursements and waivers, allocated from PIC Small Cap Portfolio. If the expense reimbursements and waivers, with respect to the Fund and PIC Small Cap Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.25%, 1.25%, 1.25%, 1.34%, 1.47% and 1.22%, respectively.

++Annualized.

Unaudited. See Notes to Financial Statements.

----------------------------
Provident Investment Counsel       Notes to Financial Statements
    Small Cap Growth Fund          April 30, 1998
----------------------------

1 - ORGANIZATION
--------------------------------------------------------------------------------
      Provident Investment Counsel Small Cap Growth Fund (the "Fund") is one of several series of PIC Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the PIC Small Cap Portfolio (the "Portfolio"), a separate, registered management investment company having the same investment objective as the Fund. At April 30, 1998, the Fund owned 78.00% of the total net assets of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.


2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation. The Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

B. Investment Income and Dividends to Shareholders. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro-rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes
6

----------------------------
Provident Investment Counsel       Notes to Financial Statements,
    Small Cap Growth Fund          continued
----------------------------

      estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.


3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration
Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund at the rate of 0.20% of the average daily net assets of the Fund, but waived its fee of $138,444 for the six months ended April 30, 1998. PIC has voluntarily agreed to reimburse the Fund to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.00% of the Fund's average net assets. The amount of reimbursement for the six months ended April 30, 1998 was $32,593. ICAC receives an annual fee for its services at the rate of $10,000.

      First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services. The Distributor is an affiliate of the Administrator.

      On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Fund recognizes as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

----------------------------
Provident Investment Counsel       Notes to Financial Statements,
    Small Cap Growth Fund          continued
----------------------------

4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      Additions and reductions in the Fund's investment in the Portfolio aggregated $55,686,144 and $17,712,413, respectively.
8

  P*I*C
---------
SMALL CAP                          Statement of Net Assets
---------                          as of April 30, 1998
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES - 98.5%                      Shares       Value    Net Assets
--------------------------------------------------------------------------------
Air Freight .. 0.6%
--------------------------------------------------------------------------------
Eagle USA Airfreight, Inc.                     36,370    $1,195,664      0.6%
================================================================================
Airlines .. 0.5%
--------------------------------------------------------------------------------
Ryanair Holdings PLC                           25,470       977,411      0.5%
================================================================================
Apparel and Shoes .. 2.2%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co. - Class A              12,940       575,830      0.3%
Ashworth, Inc.                                 51,000       854,250      0.4%
Coldwater Creek, Inc.                          24,400       481,900      0.3%
Gadzooks, Inc.                                 50,000     1,312,500      0.6%
Pacific Sunwear of California                  28,750     1,268,594      0.6%
--------------------------------------------------------------------------------
         Total Apparel and Shoes                          4,493,074      2.2%
================================================================================
Auto Parts .. 1.2%
--------------------------------------------------------------------------------
Gentex Corp.                                   50,500     1,704,375      0.8%
Keystone Automotive Industries, Inc.           28,170       727,138      0.4%
--------------------------------------------------------------------------------
         Total Auto Parts                                 2,431,513      1.2%
================================================================================
Banks .. 0.9%
--------------------------------------------------------------------------------
Hamilton Bancorp., Inc.                        54,730     1,833,455      0.9%
================================================================================
Beverage/Food .. 0.3%
--------------------------------------------------------------------------------
American Italian Pasta Co.                     21,920       679,520      0.3%
================================================================================
Biotechnology .. 0.7%
--------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.                   32,800     1,476,000      0.7%
================================================================================
Builder .. 0.8%
--------------------------------------------------------------------------------
Palm Harbor Homes, Inc.                        36,838     1,634,686      0.8%

Unaudited. See Notes to Financial Statements.

  P*I*C
---------
SMALL CAP                          Statement of Net Assets
---------                          as of April 30, 1998
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                Shares         Value     Net Assets
--------------------------------------------------------------------------------
Business Information Services .. 0.9%
--------------------------------------------------------------------------------
Gartner Group, Inc.                         55,480    $1,837,775        0.9%
================================================================================
Business Services .. 11.4%
--------------------------------------------------------------------------------
Abacus Direct Corp.                          7,700       437,937        0.2%
ABR Information Services, Inc.              27,110       784,496        0.4%
Accustaff, Inc.                             99,538     3,570,926        1.8%
Casella Waste Systems, Inc.                 34,970     1,088,441        0.5%
Forrester Research, Inc.                    25,320       949,500        0.5%
Iron Mountain, Inc.                         16,900       709,800        0.3%
Lason Holdings, Inc.                        33,980     1,325,220        0.6%
Metzler Group, Inc.                         14,700       508,987        0.2%
NCO Grupo, Inc.                             44,535     1,110,592        0.5%
Pentacon, Inc.                              17,200       227,900        0.1%
Personnel Group of America, Inc.           108,680     2,160,015        1.1%
Romac International, Inc.                   94,490     2,503,985        1.2%
Staffmark, Inc.                             54,310     2,308,175        1.2%
Superior Consultant Holdings Corp.          23,540       907,761        0.4%
The Profit Recovery Group
   International, Inc.                      39,600     1,029,600        0.5%
TMP Worldwide, Inc.                         65,620     1,738,930        0.9%
United Rentals, Inc.                        35,700     1,229,419        0.6%
Wackenhut Corrections Corp.                 28,200       736,725        0.4%
--------------------------------------------------------------------------------
         Total Business Services                      23,328,409       11.4%
================================================================================
Computer Services .. 9.5%
--------------------------------------------------------------------------------
Cambridge Technology Partners, Inc.         22,330     1,166,742        0.6%
Cerner Corp.                                88,390     2,635,127        1.3%
CSG Systems International, Inc.             61,038     2,777,229        1.3%
Daou Systems, Inc.                          75,770     1,363,860        0.7%
Envoy Corp.                                 39,610     1,668,571        0.8%
Fiserv, Inc.                                42,900     2,804,587        1.4%
Harbinger Corp.                             17,400       632,925        0.3%

Unaudited. See Notes to Financial Statements.
10

  P*I*C
---------
SMALL CAP                          Statement of Net Assets
---------                          as of April 30, 1998
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                Shares         Value     Net Assets
--------------------------------------------------------------------------------
Computer Services, continued
--------------------------------------------------------------------------------
Intelligroup, Inc.                          23,850    $   488,925       0.2%
International Network Services              20,500        689,312       0.3%
Lycos, Inc.                                 15,100        933,369       0.5%
Pegasus Systems, Inc.                       17,800        476,150       0.2%
Premiere Technologies, Inc.                 89,800      2,862,375       1.4%
QuadraMed Corp.                             11,000        313,500       0.2%
RWD Technologies, Inc.                      26,460        668,115       0.3%
--------------------------------------------------------------------------------
         Total Computer Services                       19,480,787       9.5%
================================================================================
Computer Software .. 11.5%
--------------------------------------------------------------------------------
Access Health Market                        67,840      2,289,600       1.1%
AXENT Technologies, Inc.                    70,930      1,861,912       0.9%
Business Objects S.A                        27,500        519,062       0.3%
CBT Group, PLC                              21,280      1,082,620       0.5%
Filenet Corp.                               22,600      1,231,700       0.6%
HNC Software, Inc.                          40,160      1,566,240       0.8%
I2 Technologies, Inc.                       12,500        834,375       0.4%
JDA Software Group, Inc.                    53,620      2,711,161       1.3%
Medical Manager Corp.                       10,000        295,625       0.1%
Mercury Interactive                         26,400      1,069,200       0.5%
National Instruments Corp.                  20,700        734,850       0.4%
PC Connection, Inc.                         19,900        431,581       0.2%
Peregrine Systems, Inc.                     35,200        849,200       0.4%
Platinum Software Corp.                     37,300        834,587       0.4%
Siebel Systems, Inc.                        50,740      1,312,897       0.6%
Software AG Systems, Inc.                   56,370      1,395,157       0.7%
Transaction Systems Architects, Inc.        65,510      2,751,420       1.3%
VERITAS Software Corp.                      10,700        585,825       0.3%
Walker Interactive Systems, Inc.            29,900        547,544       0.3%
Wind River Systems, Inc.                    23,370        809,186       0.4%
--------------------------------------------------------------------------------
         Total Computer Software                       23,713,742      11.5%

Unaudited. See Notes to Financial Statements

  P*I*C
---------
SMALL CAP                          Statement of Net Assets
---------                          as of April 30, 1998
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                Shares         Value     Net Assets
--------------------------------------------------------------------------------
Cosmetics and Soaps .. 1.5%
--------------------------------------------------------------------------------
Rexall Sundown, Inc.                        69,720      $2,226,682      1.1%
Twinlab Corp.                               19,600         769,300      0.4%
--------------------------------------------------------------------------------
         Total Cosmetics and Soap                        2,995,982      1.5%
================================================================================
Credit and Finance .. 2.0%
--------------------------------------------------------------------------------
Healthcare Financial Partners, Inc.          7,900         397,962      0.2%
Sirrom Capital Corp.                        93,320       2,787,935      1.4%
United Panam Financial Corp.                23,300         308,725      0.2%
Waddell & Reed Financial, Inc.              20,500         507,375      0.2%
--------------------------------------------------------------------------------
         Total Credit and Finance                        4,001,997      2.0%
================================================================================
Discount Chains .. 3.3%
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc.                   113,920       6,180,160      3.0%
Fred's, Inc. - Class A                      21,500         537,500      0.3%
--------------------------------------------------------------------------------
         Total Discount Chains                           6,717,660      3.3%
================================================================================
Drugs .. 3.1%
--------------------------------------------------------------------------------
Arqule, Inc.                                35,990         623,077      0.3%
Atrix Laboratories, Inc.                    49,440         902,280      0.4%
Jones Medical Industries, Inc.              50,825       1,499,337      0.7%
Medicis Pharmaceutical Corp.                47,400       2,026,350      1.1%
Pharmacyclics, Inc.                         25,000         678,125      0.3%
Shire Pharmaceuticals Group                 28,300         636,750      0.3%
--------------------------------------------------------------------------------
         Total Drugs                                     6,365,919      3.1%
================================================================================
Educational Programs .. 3.8%
--------------------------------------------------------------------------------
Apollo Group, Inc.                         125,061       4,283,339      2.1%
Sylvan Learning Systems, Inc.               70,700       3,490,812      1.7%
--------------------------------------------------------------------------------
         Total Educational Programs                      7,774,151      3.8%

Unaudited. See Notes to Financial Statements.
12

  P*I*C
---------
SMALL CAP                          Statement of Net Assets
---------                          as of April 30, 1998
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                Shares         Value     Net Assets
--------------------------------------------------------------------------------
Electronics .. 0.8%
--------------------------------------------------------------------------------
Anicom, Inc.                                37,890     $  592,031       0.3%
DBT Online, Inc.                            22,950        608,175       0.3%
Power-One, Inc.                             39,180        492,199       0.2%
--------------------------------------------------------------------------------
         Total Electronics                              1,692,405       0.8%
================================================================================
Electrical Components/Semiconductor .. 3.7%
--------------------------------------------------------------------------------
Etec Systems, Inc.                          26,020      1,476,635       0.7%
Micrel, Inc.                                11,100        435,675       0.2%
Photronics Labs, Inc.                       48,400      1,784,750       0.9%
PRI Automation, Inc.                        23,400        625,950       0.3%
Uniphase Corp.                              14,000        759,500       0.4%
Vitesse Semiconductor Corp.                 43,240      2,494,407       1.2%
--------------------------------------------------------------------------------
         Total Electrical Components/
            Semiconductor                               7,576,917       3.7%
================================================================================
Electrical Equipment/Periphery .. 1.2%
--------------------------------------------------------------------------------
ATMI, Inc.                                   6,300        175,613       0.1%
Level One Communications, Inc.              33,265      1,035,373       0.5%
PMC-Sierra, Inc.                            14,930        679,315       0.3%
Semtech Corp.                               21,820        520,953       0.3%
--------------------------------------------------------------------------------
         Total Electrical Equipment/Periphery           2,411,254       1.2%
================================================================================
Electrical Products .. 0.4%
--------------------------------------------------------------------------------
Advanced Lighting Technologies, Inc.        31,200        865,800       0.4%
================================================================================
Entertainment and Leisure ..2.3%
--------------------------------------------------------------------------------
Fairfield Communities, Inc.                170,520      3,985,905       2.0%
Suburban Lodges of America                  41,200        762,200       0.3%
--------------------------------------------------------------------------------
         Total Entertainment and Leisure                4,748,105       2.3%

Unaudited. See Notes to Financial Statements.

  P*I*C
---------
SMALL CAP                          Statement of Net Assets
---------                          as of April 30, 1998
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                Shares         Value     Net Assets
--------------------------------------------------------------------------------
Financial Services .. 3.2%
--------------------------------------------------------------------------------
Financial Federal Corp.                     18,500     $  427,813       0.2%
First Sierra Financial, Inc.                40,000      1,010,000       0.5%
PMT Services, Inc.                         173,810      3,389,295       1.7%
Pre-Paid Legal Services, Inc.               45,730      1,729,166       0.8%
--------------------------------------------------------------------------------
         Total Financial Services                       6,556,274       3.2%
================================================================================
Food and Restaurants .. 1.0%
--------------------------------------------------------------------------------
Dave & Buster's, Inc.                       41,280      1,078,440       0.5%
Landry's Seafood Restaurants, Inc.          32,900        937,650       0.5%
--------------------------------------------------------------------------------
         Total Food and Restaurants                     2,016,090       1.0%
================================================================================
Hospitals .. 1.8%
--------------------------------------------------------------------------------
Alternative Living Services, Inc.           31,400      1,099,000       0.6%
Assisted Living Concepts, Inc.              47,690        876,304       0.4%
CareMatrix Corp.                            25,800        699,825       0.3%
Province Healthcare Co.                     14,700        406,088       0.2%
Sunrise Assisted Living                     12,900        578,081       0.3%
--------------------------------------------------------------------------------
         Total Hospitals                                3,659,298       1.8%
================================================================================
Insurance .. 1.2%
--------------------------------------------------------------------------------
Annuity and Life Re, Ltd.                   27,800        663,725       0.4%
Enhance Financial Services Group, Inc.      24,580      1,686,803       0.8%
--------------------------------------------------------------------------------
         Total Insurance                                2,350,528       1.2%
================================================================================
Medical/Dental Products ..1.2%
--------------------------------------------------------------------------------
Henry Schein, Inc.                          26,970      1,051,830       0.6%
Heska Corp.                                 37,500        487,500       0.2%

Unaudited. See Notes to Financial Statements.
14

  P*I*C
---------
SMALL CAP                          Statement of Net Assets
---------                          as of April 30, 1998
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                Shares         Value     Net Assets
--------------------------------------------------------------------------------
Medical/Dental Products, continued
--------------------------------------------------------------------------------
Ocular Sciences, Inc.                       24,780     $   693,840        0.3%
Perclose, Inc.                               5,500         167,063        0.1%
--------------------------------------------------------------------------------
         Total Medical/Dental Products                   2,400,233        1.2%
================================================================================
Medical/Dental Services .. 10.0%
--------------------------------------------------------------------------------
Boron Lepore & Associates                   24,610         922,875        0.5%
Centennial Healthcare Corp.                 51,490       1,222,888        0.6%
Coast Dental Services, Inc.                 30,910         718,658        0.4%
Concentra Managed Care, Inc.               111,620       3,474,173        1.6%
Minimed, Inc.                                9,540         477,000        0.2%
Omnicare, Inc.                              44,170       1,512,823        0.7%
Orthodontic Centers of America, Inc.       103,640       2,215,305        1.1%
Paraxel International Corp.                 76,610       2,566,435        1.3%
Quintiles Transnational Corp.               61,540       3,046,230        1.5%
Renal Care Group, Inc.                      56,630       2,166,098        1.1%
Total Renal Care Holdings, Inc.             61,263       2,029,337        1.0%
--------------------------------------------------------------------------------
         Total Medical/Dental Services                  20,351,822       10.0%
================================================================================
Medical Instruments .. 1.2%
--------------------------------------------------------------------------------
ESC Medical Systems, Ltd.                   22,600         734,500        0.4%
IDEXX Corp.                                 31,200         690,300        0.3%
Laser Vision Centers, Inc.                  34,300         460,906        0.2%
VISX, Inc.                                  13,200         582,450        0.3%
--------------------------------------------------------------------------------
         Total Medical Instruments                       2,468,156        1.2%
================================================================================
Mortgage and Related Services .. 0.4%
--------------------------------------------------------------------------------
Franchise Mortgage Acceptance Co.           30,360         728,640        0.4%
================================================================================
Networking .. 0.2%
--------------------------------------------------------------------------------
Objective Systems Integrators, Inc.         29,000         322,625        0.2%


Unaudited. See Notes to Financial Statements.

  P*I*C
---------
SMALL CAP                          Statement of Net Assets
---------                          as of April 30, 1998
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                Shares         Value     Net Assets
--------------------------------------------------------------------------------
Oil Field Services .. 3.0%
--------------------------------------------------------------------------------
Atwood Oceanics, Inc.                       24,440     $1,336,563       0.7%
Bayard Drilling Technologies, Inc.          61,430        852,341       0.4%
Global Industries, Ltd.                     87,220      1,978,804       1.0%
Marine Drilling Co., Inc.                   20,500        498,406       0.2%
Parker Drilling Co.                        137,170      1,405,993       0.7%
--------------------------------------------------------------------------------
         Total Oil Field Services                       6,072,107       3.0%
================================================================================
Pollution Control .. 2.2%
--------------------------------------------------------------------------------
American Disposal Services, Inc.            26,060      1,044,843       0.6%
Newpark Resources, Inc.                    139,410      3,354,553       1.6%
--------------------------------------------------------------------------------
         Total Pollution Control                        4,399,396       2.2%
================================================================================
Publishing/Advertising .. 0.5%
--------------------------------------------------------------------------------
Consolidated Graphics, Inc.                 17,400      1,003,763       0.5%
================================================================================
Real Estate Investment Trust .. 0.4%
--------------------------------------------------------------------------------
Lasalle Partners, Inc.                      23,480        807,125       0.4%
================================================================================
Specialty Chains .. 2.8%
--------------------------------------------------------------------------------
Black Box Corp.                             15,900        528,675       0.3%
Central Garden & Pet Co.                    18,020        617,185       0.3%
Guitar Center, Inc.                         66,780      1,903,230       0.8%
Hibbett Sporting Goods, Inc.                45,980      1,540,330       0.8%
Starbucks Corp.                             25,180      1,211,788       0.6%
--------------------------------------------------------------------------------
         Total Specialty Chains                         5,801,208       2.8%
================================================================================
Telecommunications .. 5.6%
--------------------------------------------------------------------------------
Advanced Fibre Communications               63,290      2,681,914       1.3%
Applied Micro Circuits Corp.                15,200        419,900       0.2%

Unaudited. See Notes to Financial Statements.
16

  P*I*C
---------
SMALL CAP                          Statement of Net Assets
---------                          as of April 30, 1998
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                Shares         Value     Net Assets
--------------------------------------------------------------------------------
Telecommunications, continued
--------------------------------------------------------------------------------
Clearnet Communications                     33,900     $   472,481       0.2%
Davox Corp.                                 31,050         694,744       0.3%
Metromedia Fiber Network, Inc.              20,600         636,025       0.3%
MRV Communications, Inc.                   110,200       2,961,625       1.5%
P-Com, Inc.                                 99,350       1,955,953       1.0%
REMEC, Inc.                                 47,070       1,170,866       0.6%
Tel-Save Holdings, Inc.                     15,190         346,522       0.2%
--------------------------------------------------------------------------------
         Total Telecommunications                       11,340,030       5.6%
================================================================================
Telephone .. 0.5%
--------------------------------------------------------------------------------
McLeod USA, Inc.                            24,400       1,122,400       0.5%
================================================================================
Textiles and Shoes .. 0.7%
--------------------------------------------------------------------------------
Novel Denim Holdings, Ltd.                  55,240       1,394,810       0.7%
--------------------------------------------------------------------------------
         Total Equity Securities(Cost $168,752,660)    201,026,731      98.5%

================================================================================
SHORT-TERM INVESTMENTS - 0.8%
--------------------------------------------------------------------------------
Repurchase Agreement .. 0.8%           Principal Amount
--------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
Agreement, 5.13%, dated 4/30/1998,
due 5/1/1998 (collateralized by $1,717,002
U.S. Treasury Note, 6.38%, due 8/15/2027)
(Cost $1,677,252)                     $1,677,252         1,677,252       0.8%
--------------------------------------------------------------------------------
         Total Investments
         (Cost $170,429,912)                           202,703,983      99.3%

Unaudited. See Notes to Financial Statements.

  P*I*C
---------
SMALL CAP                          Statement of Net Assets
---------                          as of April 30, 1998
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
OTHER ASSETS - 0.9%                                        Value     Net Assets
================================================================================
Receivables:
   Investment securities sold                           $  1,664,414
   Shares of beneficial interest sold                        180,577
   Dividends and interest                                      2,954
Prepaid insurance                                              7,212
Deferred organization costs, net                               5,041
Other assets                                                  13,254
--------------------------------------------------------------------------------
         Total other assets                                1,873,452     0.9%
================================================================================

LIABILITIES - (0.2%)
--------------------------------------------------------------------------------
Payables:
   Investment securities purchased                           224,725
   To Advisor (Note 3)                                       132,154
   Deferred  Trustees' compensation (Note 3)                  25,821
Accrued expenses                                              70,750
--------------------------------------------------------------------------------
         Total liabilities                                   453,450    (0.2%)
================================================================================
TOTAL NET ASSETS - 100.0%                               $204,123,985   100.0%
--------------------------------------------------------------------------------


Unaudited. See Notes to Financial Statements.
18

  P*I*C
---------
SMALL CAP                          Statement of Operations
---------                          Six Months ended April 30, 1998
PORTFOLIO
---------

================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Income:
--------------------------------------------------------------------------------
      Dividends                                                    $     60,911
      Interest                                                          197,020
      Other                                                               3,877
--------------------------------------------------------------------------------
      Total income                                                      261,808
================================================================================
Expenses:
--------------------------------------------------------------------------------
      Investment advisory fee (Note 3)                                  704,407
      Administration fees                                                88,051
      Accounting services fee                                            40,092
      Custodian fee                                                      37,175
      Audit fee                                                           9,076
      Trustees' fees                                                      8,480
      Amortization of organization costs                                  4,959
      Legal fee                                                           3,514
      Miscellaneous                                                       4,604
--------------------------------------------------------------------------------
      Total expenses                                                    900,358
      Less, reimbursement/waiver by Advisor (Note 3)                    (19,849)
--------------------------------------------------------------------------------
      Net expenses                                                      880,509
================================================================================
Net investment loss                                                    (618,701)
================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
--------------------------------------------------------------------------------
      Net realized loss on investments                               (1,685,774)
      Change in net unrealized appreciation
            of investments                                           22,162,824
--------------------------------------------------------------------------------
Net gain on investments                                              20,477,050
================================================================================
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                    $ 19,858,349
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

  P*I*C
---------
SMALL CAP                          Statement of Changes in Net Assets
---------
PORTFOLIO
---------

================================================================================
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
                                               Six Months            Year
                                                 ended               ended
From operations:                             April 30, 1998     October 31, 1997
--------------------------------------------------------------------------------
      Net investment loss                    $    (618,701)     $    (934,925)
      Net realized (loss) gain
            on investments                      (1,685,774)        72,084,822
      Change in net unrealized
            appreciation on investments         22,162,824        (62,640,291)
--------------------------------------------------------------------------------
      Net increase in net assets resulting
            from operations                     19,858,349          8,509,606
================================================================================
Transactions in interests:
      Contributions by Holders                  73,223,086        164,160,467
      Withdrawals by Holders                   (28,613,247)      (234,314,952)
--------------------------------------------------------------------------------
      Net increase (decrease) in net assets
            from transactions in interests      44,609,839        (70,154,485)
================================================================================
Total increase (decrease) in net assets         64,468,188        (61,644,879)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Beginning of period                            139,655,797        201,300,676
--------------------------------------------------------------------------------
End of period                                $ 204,123,985      $ 139,655,797
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.
20

  P*I*C
---------
SMALL CAP                          Notes to Financial Statements
---------                          April 30, 1998
PORTFOLIO
---------

================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
      PIC Small Cap Portfolio (the "Portfolio") was organized on March 22, 1993 as a trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable Interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with generally accepted accounting principles.

      A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

      B.    Federal  Income  Taxes.  The  Portfolio  intends to comply  with the
            requirements  of  the  Internal   Revenue  Code  applicable  to  it.
            Therefore, no federal income tax provision is required.

      C. Deferred Organization Costs. Organization costs of the Portfolio are being amortized on a straight-line basis over a period of sixty months. During the amortization period, the proceeds of any redemption of the original Interests in the Portfolio by any Holder thereof will be reduced by a pro-rata portion of any then-unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

      D. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported

  P*I*C
---------
SMALL CAP                          Notes to Financial Statements
---------                          continued
PORTFOLIO
---------

================================================================================

            on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

      E. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.


3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

      The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Portfolio and furnish office facilities.

      PIC receives a fee for its services to the Portfolio at the rate of 0.80% of the average daily net assets of the Portfolio. PIC has voluntarily agreed to limit the total expenses of the Portfolio to an annual rate of 1.00% of the Portfolio's average net assets. During the six months ended April 30, 1998, PIC received $684,558 in fees from the Portfolio after deducting fees waived and expenses reimbursed of $19,849. ICAC receives an annual fee for its services at the rate of .10% of average daily net assets of the Portfolio. Fees paid to ICAC pursuant to the agreement totaled $88,051 for the six months ended April 30, 1998.

      On December 19, 1995, the Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if
22

  P*I*C
---------
SMALL CAP                          Notes to Financial Statements
---------                          continued
PORTFOLIO
---------

================================================================================

      the account had been invested in designated investments. The Portfolio recognizes as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      During the six months ended April 30, 1998, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, were $103,982,901 and $61,029,023, respectively. The cost of securities for federal income tax purposes was $170,429,912. The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, were as follows:

            Unrealized appreciation                                $36,081,515
            Unrealized depreciation                                 (3,807,444)
                                                                   -----------
                     Net unrealized appreciation                   $32,274,071
                                                                   ===========

5 - SELECTED RATIO DATA

---------------------------------------------------------------------------------------------------------------------------------
                               Six Months            Year             Year            Year            Year        Sept. 30, 1993*
                                 ended               ended            ended           ended           ended           through
                             April 30, 1998      Oct. 31, 1997    Oct. 31, 1996   Oct. 31, 1995   Oct. 31, 1994    Oct. 31, 1993
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets#
   Operating expenses             1.00%+              1.00%            1.00%           1.00%           1.00%           1.00%+
   Net investment loss            (.62%)+             (.49%)           (.59%)          (.51%)          (.49%)          (.79%)+

Portfolio turnover rate          35.44%             151.52%           53.11%          45.45%          63.89%           6.06%

Average commission rate
   paid per share**            $0.0270             $0.0326          $0.0307             --              --              --

*Commencement of operations.

#Net of expense reimbursements equivalent to 0.02%, 0.01%, 0.01%, 0.07%, 0.10% and 0.11% of average net assets, respectively.

+Annualized.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged.

----------------------------
Provident Investment Counsel       Trustees and Officers
Small Cap Growth Fund
----------------------------

================================================================================
TRUSTEES AND OFFICERS - P*I*C INVESTMENT TRUST
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee Emeritus
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Thad M. Brown, Vice President, Secretary and Treasurer


TRUSTEES AND OFFICERS - P*I*C SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Thad M. Brown, Vice President, Secretary and Treasurer


LEGAL COUNSEL - P*I*C INVESTMENT TRUST
--------------------------------------------------------------------------------
Shereff, Friedman, Hoffman & Goodman


LEGAL COUNSEL - P*I*C SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP




This report is intended for the information of shareholders of Provident Investment Counsel Small Cap Growth Fund and should not be used as sales literature unless preceded or accompanied by a current prospectus.